                     Oppenheimer International Bond Fund
                    Supplement dated April 21, 2004 to the
                      Prospectus dated November 21, 2003

The Prospectus is changed as follows:

1     The paragraph captioned "Portfolio Managers." on page 13 is deleted and replaced as follows:

      Portfolio Manager.  The portfolio manager of the Fund is Arthur
            P. Steinmetz and is the person principally responsible for the day-to-day management of the Fund's investments. He is
            Vice President of the Fund and Senior Vice President of the
            Manager. He also serves as officer and portfolio manager
            for other Oppenheimer funds. Mr. Steinmetz has been
            employed by the Manager since 1986.

April 21, 2004                                  PS0880.030

                      Oppenheimer International Bond Fund
                 Supplement dated April 21, 2004 to the
      Statement of Additional Information dated November 21, 2003

The Statement of Additional Information is changed as follows:

1.    The  first  sentence  of the last  paragraph  under  that  caption
      "Trustees  and  Officers of the Funds" on page 35 is revised  with the following:

            "Messrs. Murphy, Molleur, Steinmetz,  Vottiero, Wixted
            and Zack,  and Mses.  Bechtolt,  Feld and Ives who are
            officers  of the  Fund,  respectively  hold  the  same
            offices  with one or more of the other  Board II Funds
            as with the Fund."

2.    The  first  sentence  of the  paragraph  above  the  table  titled
      "Officers of the Funds" on page 42 is revised with the following:

            "The  address of the Officers in the chart below is as
            follows:  Messrs. Molleur,  Steinmetz and Zack and Ms.
            Feld, Two World Financial Center,  New York, NY 10080,
            for  Messrs.  Vottiero  and Wixted and Mses.  Bechtolt
            and  Ives  6803  South  Tucson  Way,  Centennial,   CO
            80112-3924."

3.    The table caption "Officers of the Funds" is amended by deleting the biographical information of Mr. de'Rossi and inserting the following biographical information for Arthur P. Steinmetz:

      ---------------------------------------------------------------------------
      Arthur P. Steinmetz,              Senior Vice President of the Manager
      Vice President and Portfolio      (since March 1993 and of HarbourView
      Manager since 2004                Asset Management Corporation (since
      Age:  45                          March 2000); an officer of 4 portfolios
                                        in the OppenheimerFunds complex.
      ---------------------------------------------------------------------------

April 21, 2004                                                  PX0880.013